                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 6/30/07

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER:
                                               --------

THIS AMENDMENT (CHECK ONLY ONE.):   [ ] IS A RESTATEMENT.
                                    [ ] ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:      St. Johns Investment Management Co.
ADDRESS:   10060 Skinner Lake Dr
           Suite 501
           Jacksonville, FL 32246

Form 13F File Number: 28-0001157618

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:    David T. Albaneze
TITLE:   CEO
PHONE:   (904)399-0662

SIGNATURE,PLACE,AND DATE OF SIGNING:


David T. Albaneze                       Jacksonville, FL       7/3/2007
-------------------------------------   --------------------   -----------------

REPORT TYPE (CHECK ONLY ONE.):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:
   NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                    FORM 13F
                                  SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:                   0

FORM 13F INFORMATION TABLE ENTRY TOTAL:             86

FORM 13F INFORMATION TABLE VALUE TOTAL:   $231,430,000

                           FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
---------------------------------------------------------------------------------------------------------------------------
                                   TITLE OF                 VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                       CLASS       CUSIP    [x$1000] PRN AMT PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------
3M Co.                           Common Stock 88579Y101      2,195  25,288          SOLE                 25,288     --   --
Abbott Laboratories              Common Stock 2824100          636  11,876          SOLE                 11,876     --   --
Alliancebernstein Hldg L P Unit  Common Stock 01881G106      1,567  17,992          SOLE                 17,992     --   --
Allstate Corp.                   Common Stock 20002101       1,878  30,534          SOLE                 30,534     --   --
ALLTEL Corporation               Common Stock 20039103       2,464  36,476          SOLE                 36,476     --   --
American Express                 Common Stock 25816109         984  16,090          SOLE                 16,090     --   --
American International Group     Common Stock 26874107       6,213  88,716          SOLE                 88,716     --   --
Amgen, Inc.                      Common Stock 31162100       2,651  47,954          SOLE                 47,954     --   --
Archer-Daniels-Midland Co.       Common Stock 39483102       1,442  43,575          SOLE                 43,575     --   --
AT&T                             Common Stock 00206R102      1,123  27,049          SOLE                 27,049     --   --
Ball Corporation                 Common Stock 58498106       1,052  19,790          SOLE                 19,790     --   --
BankAmerica Corp.                Common Stock 60505104      11,268 230,477          SOLE                230,477     --   --
Barr Pharmaceuticals             Common Stock 68306109       1,974  39,295          SOLE                 39,295     --   --
Caterpillar, Inc.                Common Stock 149123101      2,896  36,985          SOLE                 36,985     --   --
CB Richard Ellis Group           Common Stock (blank)        1,238  33,910          SOLE                 33,910     --   --
CEMEX, S.A. de C.V ADR           Common Stock 126920107      1,107  30,011          SOLE                 30,011     --   --
ChevronTexaco                    Common Stock 166764100      6,598  78,323          SOLE                 78,323     --   --
Cisco Systems, Inc.              Common Stock 17275R102      2,949 105,881          SOLE                105,881     --   --
Citigroup Inc.                   Common Stock 172967101      5,154 100,479          SOLE                100,479     --   --
Coach Inc                        Common Stock 189754104        872  18,391          SOLE                 18,391     --   --
Coca Cola                        Common Stock 191216100      1,101  21,040          SOLE                 21,040     --   --
Colgate-Palmolive Co.            Common Stock 194162103      1,425  21,972          SOLE                 21,972     --   --
Colonial Bancgroup Inc.          Common Stock 195493309        439  17,589          SOLE                 17,589     --   --
Community Bank Of South          Common Stock 203990478        203  10,400          SOLE                 10,400     --   --
Constellation Brands             Common Stock 21036P108      2,379  97,985          SOLE                 97,985     --   --
Constellation Energy Group Inc   Common Stock 210371100      4,188  48,039          SOLE                 48,039     --   --
Corning Inc.                     Common Stock 219350105      1,561  61,088          SOLE                 61,088     --   --
CVS Corporation                  Common Stock 126650100      3,147  86,339          SOLE                 86,339     --   --
Exxon Mobil Corp                 Common Stock 30231G102      9,068 108,106          SOLE                108,106     --   --
Flextronics International        Common Stock Y2573F102        318  29,476          SOLE                 29,476     --   --
Fortune Brands                   Common Stock 349631101      2,988  36,271          SOLE                 36,271     --   --
General Electric                 Common Stock 369604103      6,167 161,101          SOLE                161,101     --   --
Halliburton Co.                  Common Stock 406216101      1,049  30,414          SOLE                 30,414     --   --
Hewlett Packard Co               Common Stock 428236103      1,889  42,326          SOLE                 42,326     --   --
Home Depot                       Common Stock 437076102      3,647  92,677          SOLE                 92,677     --   --
Honeywell International          Common Stock 438516106      3,422  60,808          SOLE                 60,808     --   --
Infosys Technology               Common Stock 456788108        786  15,605          SOLE                 15,605     --   --
Intel Corp.                      Common Stock 458140100      3,283 138,299          SOLE                138,299     --   --
International Business Machines  Common Stock 459200101      3,323  31,570          SOLE                 31,570     --   --
iShares Goldman Sachs Technology Common Stock 464287549      2,954  52,210          SOLE                 52,210     --   --
iShares MSCI EAFE                Common Stock 464287465     12,259 151,782          SOLE                151,782     --   --
iShares MSCI EAFE Growth         Common Stock (blank)          860  11,332          SOLE                 11,332     --   --
iShares Russell 1000             Common Stock 464287622        858  10,505          SOLE                 10,505     --   --
iShares Russell 1000 Growth      Common Stock 464287614      3,869  65,341          SOLE                 65,341     --   --
iShares Russell 1000 Value       Common Stock 464287598      2,063  23,778          SOLE                 23,778     --   --
iShares Russell 2000 Value       Common Stock 464287630      4,544  55,175          SOLE                 55,175     --   --

iShares S&P SmallCap 600         Common Stock 464287804      1,000  14,063          SOLE                 14,063     --   --
J P Morgan Co                    Common Stock 46625H100      1,171  24,162          SOLE                 24,162     --   --
Johnson & Johnson                Common Stock 478160104      4,212  68,362          SOLE                 68,362     --   --
Johnson Controls, Inc.           Common Stock 478366107      2,228  19,245          SOLE                 19,245     --   --
L-3 Communications Holdings      Common Stock 502424104      3,971  40,773          SOLE                 40,773     --   --
Lincoln National Corp            Common Stock 534187109        744  10,482          SOLE                 10,482     --   --
Lowe's Cos.                      Common Stock 548661107        325  10,602          SOLE                 10,602     --   --
Marathon Oil Corp                Common Stock 565849106      1,684  28,090          SOLE                 28,090     --   --
Medtronic, Inc.                  Common Stock 585055106      2,153  41,513          SOLE                 41,513     --   --
Merrill Lynch & Co. Inc.         Common Stock 590188108      1,028  12,303          SOLE                 12,303     --   --
Microsoft Corporation            Common Stock 594918104      3,424 116,184          SOLE                116,184     --   --
Midcap SPDR Trust                Common Stock 595635103     13,643  83,724          SOLE                 83,724     --   --
Nokia Corporation                Common Stock 654902204      2,957 105,194          SOLE                105,194     --   --
Oracle Corporation               Common Stock 68389X105      1,173  59,534          SOLE                 59,534     --   --
Pepsico Inc.                     Common Stock 713448108      3,909  60,271          SOLE                 60,271     --   --
Pfizer, Inc.                     Common Stock 717081103      3,343 130,748          SOLE                130,748     --   --
Praxair Inc.                     Common Stock 74005P104      1,359  18,873          SOLE                 18,873     --   --
Procter & Gamble                 Common Stock 742718109      3,051  49,857          SOLE                 49,857     --   --
Quest Diagnostics                Common Stock 74834L100      1,113  21,547          SOLE                 21,547     --   --
Roper Industries, Inc.           Common Stock 776696106      1,111  19,451          SOLE                 19,451     --   --
S&P 500 SPDR                     Common Stock 78462F103     11,469  76,242          SOLE                 76,242     --   --
S&P Sel Energy SPDR Fund         Common Stock 81369Y506      2,051  29,735          SOLE                 29,735     --   --
S&P Sel Technology SPDR Fund     Common Stock 81369Y803        789  30,805          SOLE                 30,805     --   --
Sara Lee Corp.                   Common Stock 803111103        365  20,989          SOLE                 20,989     --   --
Schlumberger Limited             Common Stock 806857108      1,453  17,103          SOLE                 17,103     --   --
South Financial Group Inc        Common Stock 837841105        286  12,643          SOLE                 12,643     --   --
SPDR DJ Wilshire Large Growth    Common Stock 8.633E+113     1,001  17,469          SOLE                 17,469     --   --
Staples Incorporated             Common Stock 855030102      2,403 101,272          SOLE                101,272     --   --
Stryker Corp.                    Common Stock 863667101        960  15,216          SOLE                 15,216     --   --
Sysco Corp                       Common Stock 871829107      1,492  45,232          SOLE                 45,232     --   --
Target Corporation               Common Stock 8.7612E+110    4,199  66,021          SOLE                 66,021     --   --
Texas Instruments                Common Stock 882508104        816  21,690          SOLE                 21,690     --   --
Thermo Fisher Scientific Inc     Common Stock 883556102      2,193  42,399          SOLE                 42,399     --   --
U.S. Bancorp                     Common Stock 902973304        915  27,756          SOLE                 27,756     --   --
United Technologies              Common Stock 913017109      2,360  33,278          SOLE                 33,278     --   --
Verizon Communications           Common Stock 92343V104      2,364  57,423          SOLE                 57,423     --   --
Wal-Mart Stores                  Common Stock 931142103      1,139  23,679          SOLE                 23,679     --   --
Walt Disney Holding Co.          Common Stock 254687106      2,846  83,349          SOLE                 83,349     --   --
Wells Fargo & Co.                Common Stock 949746101      3,296  93,710          SOLE                 93,710     --   --
Zimmer Holdings                  Common Stock 98956P102      1,387  16,335          SOLE                 16,335     --   --